Revenues - Schedule of Revenues (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Revenues [Line Items]
Revenues	$ 288,053	¥ 1,961,898	¥ 913,333
Vocational education services [Member]
Schedule of Revenues [Line Items]
Revenues	3,368	22,941	17,235
Employee management services [Member]
Schedule of Revenues [Line Items]
Revenues	276,651	1,884,238	847,790
HR recruitment services [Member]
Schedule of Revenues [Line Items]
Revenues	2,594	17,669	9,123
Market Services [Member]
Schedule of Revenues [Line Items]
Revenues	$ 5,440	¥ 37,050	¥ 39,185